Loss Per Share	12 Months Ended
Dec. 31, 2024
Earnings per share [abstract]
Loss Per Share

23. LOSS PER SHARE

Basic loss per share is calculated by dividing net loss for the year attributable to equity holders of the Parent by the weighted average number of ordinary shares outstanding during the year.

As the Company had losses in all three periods, potential issuable ordinary shares from Management Stock Options, Employee Stock Options, RSU plans and Warrants are not dilutive (losses per share would be less and anti-dilution would exist). Hence, these shares are not considered in the calculation of losses per diluted share.

Details of the calculation of basic and diluted earnings/loss per share are as follows:

	Year ended December 31,
(In thousand Euros)	2024	2023	2022
Loss for the year	(151,792)	(112,071)	(62,800)
Dilutive effects on earnings per share	—	—	—
Total loss for basic and diluted earnings per share	(151,792)	(112,071)	(62,800)

Number of shares	December 31, 2024	December 31, 2023	December 31, 2022
Weighted average number of ordinary shares for basic and diluted earnings per share (thousand shares)	231,233	187,679	163,367

(In Euros)	December 31, 2024	December 31, 2023	December 31, 2022
Basic and diluted losses per share	(0.66)	(0.60)	(0.38)